Tax (Narrative) (Details) - GBP (£) £ in Millions			12 Months Ended
	Apr. 01, 2020	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate			63.30%	30.70%	100.30%
Applicable tax rate			19.25%	20.00%	20.25%
Other			£ (5)	£ 13	£ 20
Deferred tax assets			3,457	4,869	4,495
Deferred tax liabilities			44	29	£ 122
Unused tax credits for which no deferred tax asset recognised			546	514
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised			£ 100	£ 2,000
Barclays Bank PLC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate			67.20%	28.40%	68.00%
Applicable tax rate			19.25%	20.00%	20.25%
Other			£ (7)	£ 47	£ 19
Deferred tax assets			3,352	4,763	4,495
Deferred tax liabilities			£ 0	4	£ 100
UK Legislation enacted [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	17.00%
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			35.00%
US Tax Reform [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		21.00%
After more than 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			£ 3,399	5,066
Deferred tax liabilities			522	273
Within five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			409	394
Within six to ten years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			193	57
Within eleven to twenty years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			2,016	358
Indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			15,301	16,011
Operating segments [member] | Intermediate Holding Company [member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			1,413	2,207
Operating segments [member] | Barclays Bank PLC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			1,234	1,766
Operating segments [member] | Barclays PLC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			492	575
Operating segments [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			318	321
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations			£ 154	306
Weighted average [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate			63.30%
Share-based compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other			£ (5)	21
Share-based compensation [member] | Barclays Bank PLC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other			6	49
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised			157	64
Temporary differences [member] | Operating segments [member] | Barclays PLC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			492	575
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised			17,919	16,820
Unused tax losses [member] | Related parties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			218	267
Unused tax losses [member] | Operating segments [member] | Intermediate Holding Company [member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			286	321
Unused tax losses [member] | Operating segments [member] | Barclays Bank PLC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			283	142
Unused tax losses [member] | Operating segments [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			27	40
Capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			£ 3,126	£ 3,138